ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Beverages	3.4%
Molson Coors Brewing Co. - Class B		1,050,397	$56,616,398
Biotechnology	3.2%
Corteva Inc.		1,811,740	53,555,034
Computers & Peripherals	6.7%
Apple Inc.		375,521	110,271,742
Diversified Financials	9.6%
S&P Global Inc.		319,145	87,142,542
Western Union Co.		2,648,889	70,937,248
			158,079,790
Diversified Support Services	1.0%
IAA Inc(a)		347,362	16,346,856
Health Care Equipment & Supplies	1.8%
Alcon Inc.(a)		516,597	29,251,411
Information Services	4.3%
Equifax Inc.		508,813	71,294,878
Internet Software & Services	7.9%
Booking Holdings Inc.(a)		38,842	79,770,981
eBay Inc.		1,385,264	50,021,883
			129,792,864
IT Services	4.6%
Accenture PLC - Class A		357,830	75,348,263
Media	10.1%
Fox Corp. - Class A		2,459,813	91,185,268
News Corp. - Class A		3,933,737	55,623,041
News Corp. - Class B		1,420,291	20,608,422
			167,416,731
Pharmaceuticals	11.8%
Bristol-Myers Squibb Co.		830,173	53,288,805
Johnson & Johnson		589,826	86,037,919
Novartis AG - REG		592,710	56,282,340
			195,609,064
Retail	1.4%
Tiffany & Co.		175,606	23,469,742
Software	13.3%
Electronic Arts Inc.(a)		592,286	63,676,668
Microsoft Corp.		647,666	102,136,928
Oracle Corp.		1,014,750	53,761,455
			219,575,051
Tobacco	12.3%
Altria Group Inc.		1,119,919	55,895,157
British American Tobacco PLC		1,287,112	55,094,126

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Imperial Brands PLC		1,145,097	$28,348,911
Philip Morris International Inc.		739,250	62,902,783
			202,240,977
Toys/Games/Hobbies	4.6%
Nintendo Co. Ltd.		188,217	76,166,780
TOTAL COMMON STOCKS (Cost $1,226,239,739)			1,585,035,581
TOTAL INVESTMENTS (Cost $1,226,239,739)	96.0%		1,585,035,581
NET OTHER ASSETS (LIABILITIES)	4.0%		66,307,581
NET ASSETS	100.0%		$1,651,343,162

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2019, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	81.1%
Switzerland	5.2
United Kingdom	5.1
Japan	4.6
Total	96.0%
2